Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Foreign Exchange Rates
The most significant closing exchange rates for statement of financial position accounts and the approximate average exchange rates (as determined using the closing exchange rates of each month within the period) for income statement accounts for the main functional currencies to the U.S. dollar as of December 31, 2021, 2020 and 2019, were as follows:

	2021		2020		2019
Currency	Closing	Average	Closing	Average	Closing	Average
Mexican peso	20.5000	20.4266	19.8900	21.5766	18.9200	19.3500
Euro	0.8789	0.8467	0.8183	0.8736	0.8917	0.8941
British Pound Sterling	0.7395	0.7262	0.7313	0.7758	0.7550	0.7831
Colombian Peso	3,981	3,783	3,433	3,730	3,277	3,300

Summary of Maximum Average Useful Lives of Fixed Assets
As of December 31, 2021, the average useful lives by category of fixed assets, which are reviewed at each reporting date, were as follows:

Years
Administrative buildings	29
Industrial buildings	26
Machinery and equipment in plant	16
Ready-mix trucks and motor vehicles	9
Office equipment and other assets	6

Summary of Statutory Tax Rates
For the years ended December 31, 2021, 2020 and 2019, the statutory tax rates in CEMEX’s main operations were as follows:

Country	2021	2020	2019

Mexico	30.0%	30.0%	30.0%
United States	21.0%	21.0%	21.0%
United Kingdom	19.0%	19.0%	19.3%
France	28.4%	32.0%	34.4%
Germany	28.2%	28.2%	28.2%
Spain	25.0%	25.0%	25.0%
Philippines	25.0%	30.0%	30.0%
Israel	23.0%	23.0%	23.0%
Colombia	31.0%	32.0%	33.0%
Others	5.5% – 30.0%	9.0% – 30.0%	7.8% – 35.0%